Condensed financial information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed financial information of Deswell Industries, Inc.
18. Condensed financial information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $72,714 (equivalent to RMB 479 million) and $75,787 (equivalent to RMB 479 million) as of March 31, 2011 and 2012, respectively.

Balance sheets
	March 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	$324	$452
Prepaid expenses and other current assets	76	28
Amounts due from subsidiaries	58,380	53,878
Total current assets	58,780	54,358
Investments in subsidiaries	53,313	53,491
Property, plant and equipment	274	317
Total assets	$112,367	$108,166
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses	$200	$138
Other liabilities	70	15
Dividend payable	810	324
Total current liabilities	1,080	477
Total shareholders’ equity	111,287	107,689
Total liabilities and shareholders’ equity	$112,367	$108,166

Statements of operations and comprehensive income (loss)

	Year ended March 31,
	2010	2011	2012
Equity in earnings (loss) of subsidiaries	$3,335	$(6,049)	$924
Operating expenses	1,836	2,066	2,385
Other income, net	—	1	—
Income (loss) before income taxes	1,499	(8,114)	(1,461)
Income taxes	—	—	—
Net income (loss)	1,499	(8,114)	(1,461)
Unrealized loss on available-for-sale securities	—	—	(746)
Comprehensive income (loss)	$1,499	$(8,114)	$(2,207)

	Statements of cash flows Year ended March 31,
	2010	2011	2012
Cash flows from operating activities
Net income (loss)	$1,499	$(8,114)	$(1,461)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	(3,335)	6,049	(924)
Depreciation	—	48	71
Stock-based compensation expenses	125	—	384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	206	(48)	48
Amounts due from subsidiaries	2,709	2,602	4,667
Accrued expenses	(214)	200	(62)
Other liabilities	233	(163)	(55)
Net cash provided by operating activities	1,223	574	2,668
Cash flows from investing activities
Purchase of property, plant and equipment	(212)	(110)	(114)
Net cash used in investing activities	(212)	(110)	(114)
Cash flows from financing activities
Dividends paid	(1,619)	(810)	(2,430)
Exercise of stock options	703	6	4
Net cash used in financing activities	(916)	(804)	(2,426)
Net increase (decrease) in cash and cash equivalents	95	(340)	128
Cash and cash equivalents, beginning of year	569	664	324
Cash and cash equivalents, end of year	$664	$324	$452

a)    Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of operations.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 2010, 2011 and 2012, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)    Related party transactions

For the years ended March 31, 2010, 2011 and 2012, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.